Interest Revenue and Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest revenue
Commercial loans	$ 910,229	$ 851,328	$ 786,794
Consumer loans	638,198	613,293	614,393
Residential mortgage loans	532,009	502,832	401,862
Financial investments	45,294	52,909	35,403
Repurchase agreements	2,480	2,767	7,337
Loans and advances to banks	27,457	24,138	15,024
Gain (loss) from accounting hedges	(59,874)	(58,560)	20,722
Other interest revenue	17,755	11,910	5,165
Total	2,113,548	2,000,617	1,886,700
Interest expenses
Savings accounts and time deposits	313,142	301,251	297,277
Debt issued	386,015	352,351	268,203
Other financial obligations	918	1,482	1,640
Repurchase agreements	7,048	8,901	5,193
Borrowings from financial institutions	43,570	29,275	19,255
(Gain) loss from accounting hedges	(25,888)	(23,694)	54,834
Demand deposits	14,408	9,380	5,350
Lease liabilities	2,574
Other interest expenses	483	694	253
Total	742,270	679,640	652,005
Loss from accounting hedge
Cash Flow hedge	(28,690)	(33,031)	(29,477)
Fair value hedge	(5,296)	(1,835)	(4,635)
Total	$ (33,986)	$ (34,866)	$ (34,112)